Expense Example - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity International Capital Appreciation Fund - Fidelity International Capital Appreciation Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990